SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Service fees, charges and other operating income [Abstract]
Loan servicing fees, net	$ 481	$ 139
Late charge income	124	117
Deposit service charges	820	581
Debit card income	623	539
Other income	300	395
Service fees, charges and other operating income	2,348	1,771
Other operating expense [Abstract]
Insurance and surety bond	193	178
Office supplies	219	184
Loan expense	309	228
Debit card and ATM expense	307	272
Postage	260	246
Telephone	312	288
Supervisory examination fees	65	73
Conversion costs	1,417	0
Other expenses	683	578
Other operating expense	$ 3,765	$ 2,047